Income tax - Deferred taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities)
Tax losses carried forward	¥ 51,391	¥ 53,219
Allowance for doubtful accounts	11,980	16,944
Accrued payroll and other expenses	9,178	14,383
Inventory impairment	4,561	968
Deferred revenue	157,361	94,427
Contract costs	(29,853)	(24,556)
Operating lease liabilities	391,748	430,732
Operating lease right-of-use assets	(375,723)	(428,145)
Property and equipment	47,337	44,508
Excessive advertising and promotional expenses	35,185	18,056
Others	2,562	1,783
Total gross deferred tax assets	305,727	222,319
Valuation allowance on deferred tax assets	(74,850)	(77,372)	¥ (77,440)
Deferred tax assets, net of valuation allowance	¥ 230,877	¥ 144,947